Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Available-for-sale, at fair value	$ 3,658,895	$ 1,666,387
Funds held - directly managed	1,074,890	1,187,552
Equities, at fair value	846,795	726,721
Other investments, at fair value	4,244,034	2,518,031
Equity method investments	832,295	326,277
Total investments (Note 6 and Note 12)	15,256,930	12,619,793
Cash and cash equivalents	901,152	624,472
Restricted cash and cash equivalents	471,964	346,877
Premiums receivable	405,793	491,511
Reinsurance balances recoverable on paid and unpaid losses (net of allowance: 2020 — $137,122) (Note 8)	1,568,333	1,485,616
Reinsurance balances recoverable on paid and unpaid losses, at fair value (Note 8 and Note 12)	520,830	695,518
Insurance balances recoverable (net of allowance: 2020 — $4,824) (Note 11)	249,652	448,855
Funds held by reinsured companies	635,819	475,732
Other assets	925,533	1,162,955
Assets held-for-sale (Note 5)	711,278	1,474,770
TOTAL ASSETS	21,647,284	19,826,099
LIABILITIES
Loss and loss adjustment expenses	8,140,362	7,247,282
Losses and loss adjustment expenses, fair value (Note 10 and Note 12)	2,452,920	2,621,122
Defendant asbestos and environmental liabilities (Note 11)	706,329	847,685
Insurance and reinsurance balances payable	494,412	420,546
Debt obligations (Note 15)	1,373,259	1,191,207
Other liabilities	942,905	994,584
Liabilities held-for-sale (Note 5)	483,657	1,208,531
TOTAL LIABILITIES	14,593,844	14,530,957
COMMITMENTS AND CONTINGENCIES (Note 23)
REDEEMABLE NONCONTROLLING INTEREST (Note 16)	365,436	438,791
Preferred Shares:
Treasury shares, at cost (Series C Preferred Shares 2020 and 2019: 388,571)	(421,559)	(421,559)
Joint Share Ownership Plan (voting ordinary shares, held in trust 2020: 565,630; 2019: 0)	(566)	0
Additional paid-in capital	1,836,074	1,836,778
Accumulated other comprehensive income	80,659	7,171
Retained earnings	4,647,312	2,887,892
Total Enstar Shareholders’ Equity	6,674,395	4,842,183
Noncontrolling interest	13,609	14,168
TOTAL SHAREHOLDERS’ EQUITY	6,688,004	4,856,351
TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING INTEREST AND SHAREHOLDERS’ EQUITY	21,647,284	19,826,099
Voting ordinary shares
Ordinary shares (par value $1 each, issued and outstanding 2020: 22,085,232; 2019: 21,511,505):
Ordinary shares	18,576	18,002
Series C non-voting convertible ordinary shares
Ordinary shares (par value $1 each, issued and outstanding 2020: 22,085,232; 2019: 21,511,505):
Ordinary shares	2,600	2,600
Series E non-voting convertible ordinary shares
Ordinary shares (par value $1 each, issued and outstanding 2020: 22,085,232; 2019: 21,511,505):
Ordinary shares	910	910
Series C Preferred Shares
Preferred Shares:
Preferred shares	389	389
Series D Preferred Shares
Preferred Shares:
Preferred shares	400,000	400,000
Series E Preferred Shares
Preferred Shares:
Preferred shares	110,000	110,000
Short-term Investments
ASSETS
Fixed maturity investments, trading	5,129	51,490
Available-for-sale, at fair value	263,795	128,335
Fixed maturity investments, trading
ASSETS
Fixed maturity investments, trading	4,594,892	6,143,335
Available-for-sale, at fair value	$ 3,395,100	$ 1,538,052